Expense Example - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - Select Telecommunications Portfolio	Apr. 29, 2024 USD ($)
Fidelity Advisor Telecommunications Fund - Class A
Expense Example:
1 year	$ 676
3 years	890
5 years	1,121
10 years	1,784
Fidelity Advisor Telecommunications Fund - Class C
Expense Example:
1 year	283
3 years	566
5 years	975
10 years	1,919
Fidelity Advisor Telecommunications Fund - Class M
Expense Example:
1 year	478
3 years	748
5 years	1,038
10 years	1,863
Fidelity Advisor Telecommunications Fund - Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Fidelity Advisor Telecommunications Fund - Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798